CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Adoption of new accounting standards CNY (¥)	Additional paid-in capital CNY (¥)	Retained Earnings CNY (¥)	Retained Earnings Adoption of new accounting standards CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Accumulated other comprehensive income (loss) Adoption of new accounting standards CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity [Member] CNY (¥)	Total Vipshop Holdings Limited Shareholders Equity [Member] Adoption of new accounting standards CNY (¥)	Non-controlling interests CNY (¥)	Class A ordinary shares shares	Class A ordinary shares Ordinary shares CNY (¥) shares	Class B ordinary shares CNY (¥) shares	Class B ordinary shares Ordinary shares CNY (¥) shares
Balance at Dec. 31, 2017	¥ 14,250,576		¥ 176,370	¥ 8,715,995	¥ 5,602,681	¥ 175,928	¥ (24,242)	¥ 442	¥ 14,294,519	¥ 176,370	¥ (43,943)		¥ 74		¥ 11
Balance (in shares) at Dec. 31, 2017 | shares													114,716,587		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income (loss)	2,133,472				2,128,787				2,128,787		4,685
Issuance of ordinary shares upon exercises of share options	¥ 3,947			3,947					3,947
Issuance of ordinary shares upon exercises of share options (in shares) | shares	356,736	356,736										356,736	356,736
Issuance of ordinary shares upon vesting of shares awards				(1)									¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,322,560	1,322,560
Share-based compensation expense	¥ 671,210			671,210					671,210
Acquisition of additional equity interests in a subsidiaries	(18,699)			(5,935)					(5,935)		(12,764)
Capital contribution from non-controlling interests shareholders	1,000										1,000
Foreign currency translation	(7,083)						(7,083)		(7,083)
Balance at Dec. 31, 2018	17,210,793			9,385,216	7,907,396		(30,883)		17,261,815		(51,022)		¥ 75		¥ 11
Balance (in shares) at Dec. 31, 2018 | shares													116,395,883		16,510,358
Increase (Decrease) in Shareholders' Equity
Net income (loss)	3,986,433				4,016,832				4,016,832		(30,399)
Issuance of ordinary shares upon exercises of share options	¥ 297			297					297
Issuance of ordinary shares upon exercises of share options (in shares) | shares	85,706	85,706										85,706	85,706
Issuance of ordinary shares upon vesting of shares awards				(1)									¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,102,773	1,102,773
Share-based compensation expense	¥ 682,357			682,357					682,357
Acquisition of additional equity interests in a subsidiaries	(26,897)			(10,497)					(10,497)		(16,400)
Dilution on non-controlling interests due to Company's contribution to its subsidiary	97,875			(97,875)					(97,875)		97,875
Capital contribution from non-controlling interests shareholders	107,950										107,950
Non-controlling interests arising from the acquisition of Shan Shan Commercial Group Co., Ltd. ("Shan Shan Outlets") (Note (3))	314,537										314,537
Non-controlling interests arising from acquisitions (Note (3)).	314,537										314,537
Foreign currency translation	(25,773)						(25,773)		(25,773)
Balance at Dec. 31, 2019	22,249,697		¥ (90,770)	9,959,497	11,924,228	¥ (90,770)	(56,656)		21,827,156	¥ (90,770)	422,541		¥ 76	¥ 11	¥ 11
Balance (in shares) at Dec. 31, 2019 | shares													117,584,362	16,510,358	16,510,358
Increase (Decrease) in Shareholders' Equity
Net income (loss)	5,919,356	$ 907,182			5,906,957				5,906,957		12,399
Issuance of ordinary shares upon exercises of share options	¥ 895			895					895
Issuance of ordinary shares upon exercises of share options (in shares) | shares	157,429	157,429										157,429	157,429
Issuance of ordinary shares upon vesting of shares awards				(1)									¥ 1
Issuance of ordinary shares upon vesting of shares awards (in shares) | shares												1,481,693	1,481,693
Share-based compensation expense	¥ 835,529			835,529					835,529
Acquisition of additional equity interests in a subsidiaries	(41,167)			(21,314)					(21,314)		(19,853)
Dilution on non-controlling interests due to Company's contribution to its subsidiary				703					703		(703)
Capital contribution from non-controlling interests shareholders	185,131			43,148					43,148		141,983
Disposal of a subsidiary	(2,463)										(2,463)
Non-controlling interests arising from the acquisition of Shan Shan Commercial Group Co., Ltd. ("Shan Shan Outlets") (Note (3))	346,647										346,647
Non-controlling interests arising from acquisitions (Note (3)).	346,647										346,647
Dividend distribution to non-controlling interest holders	(12,496)										(12,496)
Others	(2,272)			(2,272)					(2,272)
Foreign currency translation	(2,298)	$ (353)					(2,298)		(2,298)
Balance at Dec. 31, 2020	¥ 29,385,789	$ 4,503,569		¥ 10,816,185	¥ 17,740,415		¥ (58,954)		¥ 28,497,734		¥ 888,055		¥ 77		¥ 11
Balance (in shares) at Dec. 31, 2020 | shares													119,223,484		16,510,358